Supplement Dated February 20, 2019
To The Prospectus Dated April 30, 2018, as amended August 13, 2018

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 1, 2019, for the JNL/American Funds Global Bond Fund, please delete all references to Mark A. Brett.

Effective January 1, 2019, for the JNL/American Funds New World Fund, please delete all references to Robert H. Neithart.

Effective January 14, 2019, for the JNL/BlackRock Global Natural Resources Fund, please delete all references to Skye Macpherson.

Effective February 1, 2019, for the JNL/T. Rowe Price Managed Volatility Balanced Fund, please delete all references to Anna A. Dreyer.

Effective January 1, 2019, in the section entitled, "Summary Overview of Each Fund," under "Portfolio Management," for the JNL/American Funds Blue Chip Income and Growth Fund please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Christopher D. Buchbinder	2010	Partner, Capital Research Global Investors ("CRGI"), CRMC
James B. Lovelace	2010	Partner, CRGI, CRMC
Alex Sheynkman	January 2019	Partner, CRGI, CRMC
Lawrence R. Solomon	July 2018	Partner, CRGI, CRMC
James Terrile	2013	Partner, CRGI, CRMC

Effective January 1, 2019, in the section entitled, "Summary Overview of Each Fund," under "Portfolio Management," for the JNL/American Funds Global Bond Fund please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Andrew A. Cormack	January 2019	Portfolio Manager, Capital Fixed Income Investors ("CFII"), CRMC
David A. Daigle	November 2014	Partner, CFII, CRMC
Thomas H. Hogh	May 2010	Partner, CFII, CRMC
Robert H. Neithart	2012	Partner, CFII, CRMC

Effective January 1, 2019, in the section entitled, "Summary Overview of Each Fund," under "Portfolio Management," for the JNL/American Funds International Fund please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Sung Lee	2010	Partner, Capital Research Global InvestorsSM ("CRGI"), CRMC
Renaud H. Samyn	January 2019	Partner, CRGI, CRMC
L. Alfonso Barroso	2010	Partner, CRGI, CRMC
Jesper Lyckeus	2010	Partner, CRGI, CRMC
Christopher Thomsen	2010	Partner, CRGI, CRMC

Effective January 1, 2019, in the section entitled, "Summary Overview of Each Fund," under "Portfolio Management," for the JNL/American Funds New World Fund please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors ("CWI"), CRMC
Steven G. Backes	January 2019	Partner, CFII, CRMC
Bradford F. Freer	January 2017	Partner, CRGI, CRMC
Nicholas J. Grace	2012	Partner, CRGI, CRMC
Tamonori Tani	July 2018	Partner, CWI, CRMC

Effective January 1, 2019, in the section entitled, "Additional Information About Each Fund," under "Portfolio Management of the Master Fund," for the JNL/American Funds Blue Chip Income and Growth Fund, please add the following after the third paragraph:

Alex Sheynkman is a Partner of Capital Research Global Investors and has been an investment professional for 21 years in total; 18 years with CRMC or its affiliates.

Effective January 1, 2019, in the section entitled, "Additional Information About Each Fund," under "Portfolio Management of the Master Fund," for the JNL/American Funds Global Bond Fund, please delete the second paragraph in the entirety and replace with the following:

Andrew A. Cormack is a Portfolio Manager of Capital Fixed Income Investors, CRMC, and has been an investment professional for 15 years in total; 1 year with CRMC or its affiliates.

Effective January 1, 2019, in the section entitled, "Additional Information About Each Fund," under "Portfolio Management of the Master Fund," for the JNL/American Funds International Fund, please add the following after the second paragraph:

Renaud H. Samyn is a Partner of Capital Research Global Investors and has been an investment professional for 17 years in total, all with CRMC or its affiliates.

Effective January 1, 2019, in the section entitled, "Additional Information About Each Fund," under "Portfolio Management of the Master Fund," for the JNL/American Funds New World Fund, please add the following after the second paragraph:

Steven G. Backes is a Partner of Capital Fixed Income Investors, CRMC, and has been an investment professional for 25 years in total; 12 years with CRMC or its affiliates.

This Supplement is dated February 20, 2019.

Supplement Dated February 20, 2019
To The Statement of Additional Information
Dated August 13, 2018

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 1, 2019, for the JNL/American Funds Global Bond Fund, please delete all references to Mark A. Brett.

Effective January 1, 2019, for the JNL/American Funds New World Fund, please delete all references to Robert H. Neithart.

Effective January 14, 2019, for the JNL/BlackRock Global Natural Resources Fund, please delete all references to Skye Macpherson.

Effective February 1, 2019, for the JNL/T. Rowe Price Managed Volatility Balanced Fund, please delete all references to Anna A. Dreyer.

Effective January 1, 2019, on pages 286-282, in the section entitled, "Investment Adviser, Sub-Advisers and Other Service Providers," subsection "Other Accounts Managed by AFIS Portfolio Managers," please delete the tables and corresponding endnotes for the AFIS Master Blue Chip Income and Growth Fund, AFIS Master Global Bond Fund, AFIS Master International Fund, and AFIS Master New World Fund and replace with the following, which includes information as of December 31, 2017, unless otherwise indicated:

AFIS Master Blue Chip Income and Growth Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1,2]	AUM ($ bil) [1,2]	Other Accounts[1]	AUM ($ bil)[1]
Christopher D. Buchbinder	2	$271.4	2	$0.55	0	$0
James B. Lovelace	21	384.2	1	0.44	0	0
Alex Sheynkman*	0	0	0	0	0	0
Lawrence R. Solomon	2	252.7	1	0.07	0	0
James Terrile	4	385.8	1	0.07	0	0

AFIS Master Global Bond Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1,2]	AUM ($ bil) [1,2]	Other Accounts[1]	AUM ($ bil)[1]
Andrew A. Cormack*	0	$0	0	$0	0	$0
David A. Daigle	4	44.4	4	0.96	1	0.13
Thomas H. Hogh	1	12.7	2	0.76	1	0.13
Robert H. Neithart	7	104.6	8	4.46	10	4.78

AFIS Master International Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1,2]	AUM ($ bil) [1,2]	Other Accounts[1]	AUM ($ bil)[1]
Sung Lee	3	$261.8	0	$0	0	$0
Renaud H. Samyn*	0	0	0	0	0	0
L. Alfonso Barroso	3	222.8	0	0	0	0
Jesper Lyckeus	2	163.4	0	0	0	0
Christopher Thomsen	2	197.0	1	1.39	0	0

AFIS Master New World Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1,2]	AUM ($ bil) [1,2]	Other Accounts[1]	AUM ($ bil)[1]
Carl M. Kawaja	4	$388.6	2	$5.77	0	$0
Steven G. Backes*	2	33.6	6	3.85	2E	0.74
Bradford F. Freer	3	76.2	1	1.39	0	0
Nicholas J. Grace	3	199.1	1	1.39	0	0
Tomonori Tani	1	0.4	2	0.95	0	0
* As of October 31, 2018.
1 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or account has an advisory fee that is based on the performance of the RIC, PIV or account.
2 Personal brokerage accounts of portfolio managers and their families are not reflected.

This Supplement is dated February 20, 2019.